Income Taxes (Details - Deferred taxes)	Dec. 31, 2023 USD ($)
Deferred Tax Assets:
Net Operating Loss, Credits and Carryforwards	$ 5,277,829
Fixed Assets	0
Intangibles	641,800
Research and Development	25,327
Other DTA	454,890
Lease Liability	174,292
Valuation Allowance	(6,397,374)
Deferred Tax Assets	176,764
Deferred Tax Liabilities:
Fixed Assets	(54,095)
Intangibles	0
Right-of-Use Asset	(171,396)
Deferred Tax Liabilities	(225,491)
Net Deferred Tax Liability	$ (48,727)